Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment, Net
Schedule of property, plant and equipment, net

	As of December 31,
	2015	2016	2016
	(RMB)	(RMB)	($)
Buildings and improvements	642,901,735	642,901,735	92,677,200
Machinery	926,621,646	924,995,666	133,342,319
Office equipment and furnishing	1,468,593	1,468,593	211,704
Motor vehicles	1,715,958	1,715,958	247,363

Total cost	1,572,707,932	1,571,081,952	226,478,586
Total accumulated depreciation	(611,246,250)	(725,365,126)	(104,564,671)
Construction in progress	26,931,306	30,523,703	4,400,130

Total property, plant, and equipment, net	988,392,988	876,240,529	126,314,045